UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04723
Dreyfus Treasury Obligations Cash Management
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
1/31
Date of reporting period:
1/31/25
ITEM 1 - Reports to Stockholders

Dreyfus Treasury Obligations Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Institutional Shares – DTRXX
This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$17	0.17%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
41.1%
Repurchase Agreements
38.6%
U.S. Treasury Floating Rate Notes
14.5%
U.S. Treasury Notes
2.2%
Net Other Assets and Liabilities
3.6%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0521AR0125

Dreyfus Treasury Obligations Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Investor Shares – DTVXX
This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0673AR0125
Dreyfus Treasury Obligations Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Administrative Shares – DTAXX
This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$29	0.28%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0568AR0125

Dreyfus Treasury Obligations Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Participant Shares – DTPXX
This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$58	0.57%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0598AR0125

Dreyfus Treasury Obligations Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Wealth Shares – DTKXX
This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$44	0.43%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6351AR0125

Dreyfus Treasury Obligations Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Service Shares – DTNXX
This annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$100	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$49,490	73	$80,523,136
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6350AR0125

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,986 in 2024 and $37,725 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $8,006 in 2024 and $7,479 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2024 and $3,342 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $7,474 in 2024 and $7,799 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $605 in

2024 and $1,202 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,053,820 in 2024 and $1,425,815 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Treasury Obligations Cash Management
ANNUAL FINANCIALS AND OTHER INFORMATION
January 31, 2025
Share Class	Ticker
Institutional Shares	DTRXX
Investor Shares	DTVXX
Administrative Shares	DTAXX
Participant Shares	DTPXX
Wealth Shares	DTKXX
Service Shares	DTNXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Treasury Obligations Cash Management
Statement of Investments
January 31, 2025

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 41.1%
2/4/2025(a)	4.33	270,000,000	269,904,038
2/6/2025(a)	4.39	694,000,000	693,583,116
2/11/2025(a)	4.50	471,000,000	470,420,408
2/13/2025(a)	4.48	381,250,000	380,689,654
2/18/2025(a)	4.49	460,000,000	459,039,877
2/20/2025(a)	4.77	660,000,000	658,364,799
2/25/2025(a)	4.40	1,326,000,000	1,322,172,742
2/27/2025(a)	4.49	343,000,000	341,906,306
3/4/2025(a)	4.51	460,500,000	458,743,321
3/6/2025(a)	4.48	400,000,000	398,386,667
3/11/2025(a)	4.32	111,800,000	111,299,633
3/13/2025(a)	4.38	500,000,000	497,611,112
3/18/2025(a)	4.46	467,000,000	464,449,012
3/20/2025(a)	4.62	1,045,000,000	1,038,817,136
3/25/2025(a)	4.34	252,200,000	250,651,772
3/27/2025(a)	4.33	752,000,000	747,217,279
4/1/2025(a)	4.48	233,500,000	231,820,032
4/8/2025(a)	4.41	500,000,000	496,044,584
4/10/2025(a)	4.41	706,000,000	700,251,978
4/15/2025(a)	4.34	265,000,000	262,721,588
4/17/2025(a)	4.73	707,000,000	700,194,740
4/22/2025(a)	4.32	471,000,000	466,583,068
4/24/2025(a)	4.41	350,000,000	346,563,973
4/29/2025(a)	4.33	500,000,000	494,888,750
5/1/2025(a)	4.43	379,500,000	375,442,249
5/6/2025(a)	4.30	600,000,000	593,427,831
5/13/2025(a)	4.30	390,000,000	385,415,441
5/15/2025(a)	4.64	722,000,000	712,678,301
5/20/2025(a)	4.32	500,000,000	493,685,000
5/27/2025(a)	4.32	262,900,000	259,368,560
5/29/2025(a)	4.46	345,000,000	340,133,774
6/3/2025(a)	4.25	221,000,000	217,939,088
6/5/2025(a)	4.43	340,000,000	334,958,366
6/12/2025(a)	4.32	252,000,000	248,148,601
6/20/2025(a)	4.29	768,000,000	755,664,211
6/26/2025(a)	4.30	752,000,000	739,369,531
7/3/2025(a)	4.27	500,000,000	491,270,556
7/10/2025(a)	4.24	209,000,000	205,206,128
7/17/2025(a)	4.32	200,000,000	196,145,112
10/30/2025(a)	4.29	230,000,000	222,901,305
11/28/2025(a)	4.40	376,600,000	363,450,382

Statement of Investments (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 41.1% (continued)
12/26/2025(a)	4.29	599,000,000	576,787,748
1/22/2026(a)	4.25	613,000,000	588,669,435
Total U.S. Treasury Bills (cost $20,362,987,204)			20,362,987,204
U.S. Treasury Floating Rate Notes — 14.5%
2/4/2025 (3 Month USBMMY + 0.10%)(b)	4.34	575,000,000	575,000,000
2/4/2025 (3 Month USBMMY + 0.13%)(b)	4.36	1,065,000,000	1,064,828,767
2/4/2025 (3 Month USBMMY + 0.15%)(b)	4.39	1,035,000,000	1,035,003,169
2/4/2025 (3 Month USBMMY + 0.17%)(b)	4.41	764,000,000	763,996,752
2/4/2025 (3 Month USBMMY + 0.17%)(b)	4.41	690,475,000	690,315,702
2/4/2025 (3 Month USBMMY + 0.18%)(b)	4.42	705,000,000	704,297,449
2/4/2025 (3 Month USBMMY + 0.21%)(b)	4.44	1,391,900,000	1,392,985,378
2/4/2025 (3 Month USBMMY + 0.25%)(b)	4.48	948,600,000	948,963,364
Total U.S. Treasury Floating Rate Notes (cost $7,175,390,581)			7,175,390,581
U.S. Treasury Notes — 2.2%
3/31/2025	0.50	167,000,000	165,852,783
3/31/2025	3.88	215,000,000	214,629,030
4/30/2025	3.88	90,000,000	89,877,191
5/15/2025	2.13	93,000,000	92,408,749
5/15/2025	2.75	48,000,000	47,777,797
10/31/2025	0.25	95,300,000	92,443,538
10/31/2025	5.00	66,000,000	66,291,367
11/30/2025	2.88	51,800,000	51,180,672
11/30/2025	0.38	60,000,000	58,120,253
11/30/2025	4.88	166,100,000	166,799,619
12/31/2025	0.38	50,000,000	48,284,326
Total U.S. Treasury Notes (cost $1,093,665,325)			1,093,665,325
Repurchase Agreements — 38.6%
ABN Amro Bank, Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $915,331,688 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.88%, due 11/30/2025- 5/15/2047, valued at $933,300,000)	4.35	915,000,000	915,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $500,177,083 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.25%, due 1/31/2026-11/15/2054, valued at $510,000,001)	4.25	500,000,000	500,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $1,100,397,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.50%, due 8/15/2027-5/15/2049, valued at $1,122,000,001)	4.34	1,100,000,000	1,100,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $2,230,806,517 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.39%, due 11/15/2025- 2/15/2054, valued at $2,274,600,001)	4.34	2,230,000,000	2,230,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 38.6% (continued)
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $249,090,055 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.88%, due 5/15/2025- 2/15/2054, valued at $253,980,005)	4.34	249,000,000	249,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $2,000,708,333 (fully collateralized by: U.S. Treasuries (including strips), 1.75%-2.38%, due 5/15/2029-11/15/2029, valued at $2,000,708,343)	4.25	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/31/2025, due at 2/3/2025 in the amount of $7,152,585,917 (fully collateralized by: U.S. Treasuries (including strips), 0.62%-4.88%, due 11/15/2027-10/31/2029, valued at $7,293,000,000)	4.34	7,150,000,000	7,150,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 1/31/2025, due at 2/3/2025 in the amount of $700,253,167 (fully collateralized by: U.S. Treasuries (including strips), 1.88%, due 2/28/2027, valued at $714,000,027)	4.34	700,000,000	700,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $50,018,083 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.50%, due 2/15/2025- 11/15/2034, valued at $51,000,003)	4.34	50,000,000	50,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $2,951,066,917 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.25%, due 2/15/2025- 8/15/2041, valued at $3,009,000,000)	4.34	2,950,000,000	2,950,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 1/31/2025, due at 2/3/2025 in the amount of $1,250,452,083 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-5.00%, due 2/28/2025-8/15/2045, valued at $1,275,000,017)	4.34	1,250,000,000	1,250,000,000
Total Repurchase Agreements (cost $19,094,000,000)			19,094,000,000
Total Investments (cost $47,726,043,110)		96.4%	47,726,043,110
Cash and Receivables (Net)		3.6%	1,763,763,102
Net Assets		100.0%	49,489,806,212

USBMMY—U.S. Treasury Bill Money Market Yield

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	28,632,043,110	28,632,043,110
Repurchase agreements, at value and amortized cost—Note 1(b)	19,094,000,000	19,094,000,000
Cash		1,958,320,072
Receivable for shares of Beneficial Interest subscribed		28,876,533
Interest receivable		13,670,764
Prepaid expenses		351,319
		49,727,261,798
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		9,519,280
Payable for investment securities purchased		217,939,088
Payable for shares of Beneficial Interest redeemed		9,623,876
Trustees’ fees and expenses payable		12,453
Other accrued expenses		360,889
		237,455,586
Net Assets ($)		49,489,806,212
Composition of Net Assets ($):
Paid-in capital		49,491,725,915
Total distributable earnings (loss)		(1,919,703)
Net Assets ($)		49,489,806,212

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares
Net Assets ($)	40,007,443,604	2,623,644,780	3,728,009,574	2,342,176,573	318,515,808	470,015,873
Shares Outstanding	40,009,100,566	2,623,713,235	3,728,066,916	2,342,297,158	318,525,143	470,022,897
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended January 31, 2025

Investment Income ($):
Interest Income	2,425,153,388
Expenses:
Management fee—Note 2(a)	94,735,961
Shareholder servicing costs—Note 2(b)	18,737,997
Administrative services fees—Note 2(c)	6,697,162
Registration fees	695,146
Custodian fees—Note 2(c)	688,443
Trustees’ fees and expenses—Note 2(d)	201,588
Professional fees	96,540
Prospectus and shareholders’ reports	37,944
Chief Compliance Officer fees—Note 2(c)	21,194
Miscellaneous	432,571
Total Expenses	122,344,546
Less—reduction in expenses due to undertaking—Note 2(a)	(14,212,825)
Less—reduction in fees due to earnings credits—Note 2(c)	(8,436)
Net Expenses	108,123,285
Net Investment Income	2,317,030,103
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1)
Net Increase in Net Assets Resulting from Operations	2,317,030,102
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2025	2024
Operations ($):
Net investment income	2,317,030,103	2,265,278,954
Net realized gain (loss) on investments	(1)	25,375
Net Increase (Decrease) in Net Assets Resulting from Operations	2,317,030,102	2,265,304,329
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,874,151,771)	(1,883,381,159)
Investor Shares	(105,586,701)	(102,314,442)
Administrative Shares	(171,614,977)	(123,771,967)
Participant Shares	(134,360,877)	(132,387,933)
Wealth Shares	(14,157,364)	(12,051,551)
Service Shares	(17,153,898)	(11,371,902)
Total Distributions	(2,317,025,588)	(2,265,278,954)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	220,214,797,961	214,880,891,469
Investor Shares	18,923,195,523	17,350,288,002
Administrative Shares	5,552,156,318	6,048,874,409
Participant Shares	10,245,191,870	9,305,744,078
Wealth Shares	262,507,843	254,155,591
Service Shares	1,275,510,799	815,218,529
Distributions reinvested:
Institutional Shares	209,582,175	290,015,936
Investor Shares	58,037,689	52,251,226
Administrative Shares	154,861,112	110,786,569
Participant Shares	107,307,710	124,640,697
Wealth Shares	13,941,779	11,911,647
Service Shares	16,690,588	10,858,428
Cost of shares redeemed:
Institutional Shares	(215,006,973,078)	(220,502,489,664)
Investor Shares	(18,707,002,574)	(16,791,265,521)
Administrative Shares	(5,155,865,577)	(5,022,374,802)
Participant Shares	(10,937,865,961)	(9,653,665,545)
Wealth Shares	(248,265,490)	(173,142,170)
Service Shares	(1,091,858,327)	(851,116,798)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,885,950,360	(3,738,417,919)
Total Increase (Decrease) in Net Assets	5,885,954,874	(3,738,392,544)
Net Assets ($):
Beginning of Period	43,603,851,338	47,342,243,882
End of Period	49,489,806,212	43,603,851,338
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended January 31,
Institutional Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.050	.050	.019	.000 (a)	.002
Distributions:
Dividends from net investment income	(.050 )	(.050 )	(.019 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.06	5.12	1.92	.01	.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.21	.21	.21	.21
Ratio of net expenses to average net assets	.17	.18	.17	.05	.16
Ratio of net investment income to average net assets	4.94	4.99	2.20	.01	.19
Net Assets, end of period ($ x 1,000)	40,007,444	34,590,058	39,921,624	23,188,297	22,701,392

(a)	Amount represents less than $.001 per share.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Investor Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.047	.048	.017	.000 (a)	.001
Distributions:
Dividends from net investment income	(.047 )	(.048 )	(.017 )	(.000 )(a)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.80	4.86	1.71	.01	.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45	.45	.46
Ratio of net expenses to average net assets	.42	.42	.38	.05	.24
Ratio of net investment income to average net assets	4.69	4.78	1.79	.01	.15
Net Assets, end of period ($ x 1,000)	2,623,645	2,349,418	1,738,130	1,587,270	1,472,827

(a)	Amount represents less than $.001 per share.
See notes to financial statements.

	Year Ended January 31,
Administrative Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.048	.049	.018	.000 (a)	.002
Distributions:
Dividends from net investment income	(.048 )	(.049 )	(.018 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.95	5.01	1.83	.01	.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.32	.31	.30	.31
Ratio of net expenses to average net assets	.28	.29	.27	.05	.21
Ratio of net investment income to average net assets	4.83	4.91	2.23	.01	.16
Net Assets, end of period ($ x 1,000)	3,728,010	3,176,860	2,039,571	703,028	671,622

(a)	Amount represents less than $.001 per share.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Participant Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.046	.046	.016	.000 (a)	.001
Distributions:
Dividends from net investment income	(.046 )	(.046 )	(.016 )	(.000 )(a)	(.001 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.65	4.70	1.59	.01	.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.60	.61	.61	.61
Ratio of net expenses to average net assets	.57	.57	.49	.05	.26
Ratio of net investment income to average net assets	4.57	4.61	1.63	.01	.11
Net Assets, end of period ($ x 1,000)	2,342,177	2,927,515	3,150,804	2,675,261	2,472,367

(a)	Amount represents less than $.001 per share.
See notes to financial statements.

	Year Ended January 31,
Wealth Shares	2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.047	.048	.017	.000 (b)	.000 (b)
Distributions:
Dividends from net investment income	(.047 )	(.048 )	(.017 )	(.000 )(b)	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.80	4.86	1.71	.01	.00 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.45	.47	.64 (e)
Ratio of net expenses to average net assets	.43	.43	.37	.06	.11 (e)
Ratio of net investment income to average net assets	4.69	4.78	1.58	.01	.01 (e)
Net Assets, end of period ($ x 1,000)	318,516	290,332	197,408	209,090	6,872

(a)	On November 16, 2020, the fund commenced offering Wealth shares.
(b)	Amount represents less than $.001 per share.
(c)	Amount represents less than .01%.
(d)	Not annualized.
(e)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Service Shares	2025	2024	2023	2022	2021(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.042	.042	.013	.000 (b)	.000 (b)
Distributions:
Dividends from net investment income	(.042 )	(.042 )	(.013 )	(.000 )(b)	(.000 )(b)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.23	4.29	1.31	.01	.00 (c),(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	1.00	1.00	1.02	1.07 (e)
Ratio of net expenses to average net assets	.98	.97	.79	.07	.11 (e)
Ratio of net investment income to average net assets	4.12	4.23	1.71	.01	.02 (e)
Net Assets, end of period ($ x 1,000)	470,016	269,669	294,707	286,142	40

(a)	On November 16, 2020, the fund commenced offering Service shares.
(b)	Amount represents less than $.001 per share.
(c)	Amount represents less than .01%.
(d)	Not annualized.
(e)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Dreyfus Treasury Obligations Cash Management (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative, Participant, Wealth and Service. Each share class of the fund are subject to a Shareholder Services Plan. Participant and Service shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally,

NOTES TO FINANCIAL STATEMENTS (continued)
amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Treasury Bills	—	20,362,987,204	—	20,362,987,204
U.S. Treasury Floating Rate Notes	—	7,175,390,581	—	7,175,390,581
U.S. Treasury Notes	—	1,093,665,325	—	1,093,665,325
Repurchase Agreements	—	19,094,000,000	—	19,094,000,000
	—	47,726,043,110	—	47,726,043,110

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of January 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	19,094,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(19,094,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and

NOTES TO FINANCIAL STATEMENTS (continued)
domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Interest Rate Risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended January 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended January 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At January 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $39,591 and accumulated capital losses $1,924,218.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2025. The fund has $1,780,939 of short-term capital losses and $143,279 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended January 31, 2025 and January 31, 2024 were as follows: ordinary income $2,317,025,588 and $2,265,278,954, respectively.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods

NOTES TO FINANCIAL STATEMENTS (continued)
presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return and ratios within the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at an annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended January 31, 2025, there was no expense reimbursement pursuant to the Agreement.
The Adviser has contractually agreed, from February 1, 2024 through May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after May 31, 2025, the Adviser may terminate this waiver agreement at any time.
The Adviser has contractually agreed, from February 1, 2024 through May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of the applicable share class’ average daily net assets. On or after May 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to these undertakings, amounted to $14,212,825 during the period ended January 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Compensation Shareholder Services Plan with respect to Investor, Administrative, Participant, Wealth and Service shares (the “Compensation Shareholder Services Plan”), Investor, Administrative, Participant, Wealth and Service shares pay the Distributor at an annual rate of .25%, .10%, ..25%, .25% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2025, Investor, Administrative, Participant, Wealth and Service shares were charged $5,627,351, $3,550,695, $7,346,737, $754,435 and $1,040,509, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended January 31, 2025, Institutional shares were charged $168,043 pursuant to the Reimbursement Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Participant and Service shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .15% and .55%, respectively, of the value of their average daily net assets attributable to the fund’s Participant and Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory

NOTES TO FINANCIAL STATEMENTS (continued)
oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended January 31, 2025, Participant and Service shares were charged $4,408,042 and $2,289,120, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2025, the fund was charged $49,360 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8,436.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2025, the fund was charged $688,443 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2025, the fund was charged $227 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended January 31, 2025, the fund was charged $21,194 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $8,484,899, Administrative Services Plan fees of $547,848, Shareholder Services Plans fees of $1,519,577, Custodian fees of $219,927, Chief Compliance Officer fees of $7,394 and Transfer Agent fees of $12,591, which are offset against an expense reimbursement currently in effect in the amount of $1,272,956.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Dreyfus Treasury Obligations Cash Management
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Dreyfus Treasury Obligations Cash Management (the “Fund”), including the statement of investments, as of January 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
March 24, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended January 31, 2025 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0521NCSRAR0125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Obligations Cash Management

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 20, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)